Wright Major Blue Chip Equities Fund
Wright Major Blue Chip Equities Fund
Investment Objective
The Wright Major Blue Chip Equities Fund ("WMBC" or "fund") seeks total return, consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Major Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.01%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[1]	(0.46%)
Net Annual Fund Operating Expenses	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2016, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.40%. Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2016 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund	143	540	963	2,142

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by "major" companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund's investment, American Depository Receipts ("ADRs") and securities convertible into common and preferred stock issued by "major" companies. "Well-established companies", as defined by the investment adviser, have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

               •General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.

               •Market Risk: When the price of stocks fall, the value of the fund's investments will fall.

               •Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

               •Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

               •Equity Risk: The fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

               •Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

               •ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

               •Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

               •Cyber Security Risk: This risk includes financial loss to the fund and/or its shareholders, business disruption or damage to the reputation of the fund from some sort of failure of information technology systems used by the fund or its service providers or companies in which the fund invests. These failures can occur as a result of cyber-attacks such as unauthorized access to digital systems or from outside attacks.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2014. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P 500. Updated performance is available on a quarterly basis at www.wrightinvestorsservice.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

WMBC
Year-to-Year Total Return as of December 31

During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2014
WMBC
Average Annual Returns	1 Year	5 Years	10 Years
Wright Major Blue Chip Equities Fund	13.04%	12.50%	5.68%
Wright Major Blue Chip Equities Fund After Taxes on Distributions	12.83%	12.39%	5.54%
Wright Major Blue Chip Equities Fund After Taxes on Distributions and Sales	7.56%	10.01%	4.54%
Wright Major Blue Chip Equities Fund S&P 500 Index	13.69%	15.45%	7.67%